COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of compensation expense [Table Text Block]
	Years ended December 31,
	2021	2020
Wages, salaries and benefits	82,344	71,481
Post-employment benefits	1,765	1,986
Share-based compensation expense (Note 21c)	5,762	5,310
	89,871	78,777